Commitments (Non cancelable purchase commitments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Non-cancelable purchase commitment with a third party manufacturer to purchase inventory	$ 3.7	$ 4.9	$ 2.1